Transfers of financial assets (TFA) - Securitizations (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	SFr (7)	SFr 85	SFr 10
Proceeds from transfer of assets	3,525	9,209	7,757
Cash received on interests that continue to be held	42	52	162
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	70	32	2
Proceeds from transfer of assets	37,048	23,358	21,566
Purchases of previously transferred financial assets or their underlying collateral	(1,604)	0	(1)
Servicing fees	2	2	2
Cash received on interests that continue to be held	1,088	864	312
Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	65	105	101
Proceeds from transfer of assets	12,129	9,564	11,702
Purchases of previously transferred financial assets or their underlying collateral	(1,323)	(1,606)	(763)
Servicing fees	165	148	151
Cash received on interests that continue to be held	14	17	6
Bank | CMBS
Transfers of financial assets disclosures
Net gain/(loss)	(7)	85	10
Proceeds from transfer of assets	3,525	9,209	7,757
Cash received on interests that continue to be held	42	52	162
Bank | RMBS
Transfers of financial assets disclosures
Net gain/(loss)	70	32	2
Proceeds from transfer of assets	37,048	23,358	21,566
Purchases of previously transferred financial assets or their underlying collateral	(1,604)	0	(1)
Servicing fees	2	2	2
Cash received on interests that continue to be held	1,088	864	312
Bank | Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	65	105	101
Proceeds from transfer of assets	12,129	9,564	11,702
Purchases of previously transferred financial assets or their underlying collateral	(1,323)	(1,606)	(763)
Servicing fees	165	148	151
Cash received on interests that continue to be held	SFr 14	SFr 17	SFr 6